PAPP INVESTMENT TRUST

Supplement dated April 17, 2024

to

Summary Prospectus and Prospectus dated March 29, 2024

This supplement provides new information beyond that contained in the Summary Prospectus and Prospectus. It should be retained and read in conjunction with the Summary Prospectus and Prospectus.

In the section “Portfolio Manager” on page 4, the second paragraph is deleted in its entirety and replaced with the following:

Brian M. Riordan, CFA, Partner and Research Analyst

Portfolio Manager of the Fund since 2018

Assistant Portfolio Manager of the Fund from 2012-2017

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PAPP INVESTMENT TRUST

Supplement dated April 17, 2024

to

Statement of Additional Information (“SAI”) dated March 29, 2024

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

In the section “Qualifications of the Trustees” beginning on page 16, the fourth bullet point is deleted in its entirety and replaced with the following:

Cynthia P. Hubiak served as President and Chief Executive Officer of the Arizona Society of Certified Public Accountants from 2000-2020. She earned a B.S. degree in Accounting and an M.B.A. from Arizona State University. Ms. Hubiak held her Certified Public Accountant (CPA) credential for more than 40 years, canceling it in 2023, and has over 35 years of accounting and managerial experience. She served as a public member of the Arizona Board for Private Post-Secondary Education from 1999-2009 and Treasurer of a non-profit organization from 2004-2009. Ms. Hubiak has also served on the boards of various other non-profit organizations. She has been a Trustee of the Trust since February 2010. The Board has concluded that Ms. Hubiak is suitable to serve as a Trustee because of her past service and experience as a Trustee of the Trust, her past business and financial industry experience, her experience on other boards and her academic background.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE